Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2011 Parent
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Redeemable ordinary shares, par value	$ 0.0001			$ 0.0001
Redeemable ordinary shares, shares issued	20,070,375	20,070,375	20,070,375	20,070,375	20,070,375
Redeemable ordinary shares, shares outstanding	20,070,375	20,070,375	20,070,375	20,070,375	20,070,375
Ordinary shares, par value	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	422,395,432	422,395,432	422,395,432	423,395,432	422,395,432
Ordinary shares, shares outstanding	423,395,432	423,395,432	423,395,432	423,395,432	422,395,432